Equity and Distributions (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Summary of quarterly cash distribution rates
Distribution made to member or limited partner, date of declaration	Jan. 15, 2013	Oct. 19, 2012	Jul. 19, 2012	Apr. 19, 2012	Jan. 26, 2012
Distribution made to member or limited partner, date of record	Feb. 01, 2013	Nov. 01, 2012	Aug. 01, 2012	May 01, 2012	Feb. 06, 2012
Distribution made to member or limited partner, date of distribution	Feb. 13, 2013	Nov. 12, 2012	Aug. 13, 2012	May 14, 2012	Feb. 13, 2012
Distribution per Unit	$ 0.5075	$ 0.4950	$ 0.4800	$ 0.4800	$ 0.0929
Aggregate distribution	$ 17.4	$ 11.1	$ 10.7	$ 10.7	$ 2.0
Distribution Received by Memorial Resource	$ 6.3	$ 6.2	$ 6.0	$ 6.0	$ 1.2